OTHER ASSETS AND OTHER LIABILITIES - Schedule of Movement of Investment Properties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Assets and Other Liabilities [Line Items]
Beginning balance	S/ 625,105
Ending balance	795,506	S/ 625,105
Impairment losses	1,078	1,127
Cost
Disclosure of Other Assets and Other Liabilities [Line Items]
Beginning balance	707,936	639,693
Additions	183,563	70,399
Acquisition of Pacifico EPS shares	953	0
Disposals and others	(6,537)	2,156
Ending balance	885,915	707,936
Accumulated depreciation
Disclosure of Other Assets and Other Liabilities [Line Items]
Beginning balance	81,704	73,009
Depreciation for the period	8,803	9,098
Disposals and others	(1,176)	403
Ending balance	89,331	81,704
Land
Disclosure of Other Assets and Other Liabilities [Line Items]
Ending balance	465,326
Impairment losses	689
Land | Cost
Disclosure of Other Assets and Other Liabilities [Line Items]
Beginning balance	371,671
Additions	96,603
Acquisition of Pacifico EPS shares	427
Disposals and others	2,686
Ending balance	466,015	371,671
Land | Accumulated depreciation
Disclosure of Other Assets and Other Liabilities [Line Items]
Beginning balance	0
Depreciation for the period	0
Disposals and others	0
Ending balance	0	0
Buildings
Disclosure of Other Assets and Other Liabilities [Line Items]
Ending balance	330,180
Impairment losses	389
Buildings | Cost
Disclosure of Other Assets and Other Liabilities [Line Items]
Beginning balance	336,265
Additions	86,960
Acquisition of Pacifico EPS shares	526
Disposals and others	(3,851)
Ending balance	419,900	336,265
Buildings | Accumulated depreciation
Disclosure of Other Assets and Other Liabilities [Line Items]
Beginning balance	81,704
Depreciation for the period	8,803
Disposals and others	(1,176)
Ending balance	S/ 89,331	S/ 81,704